Fair Values of Financial Instruments - Summary of Equity Securities (Detail) - Life To Date [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Amortized cost	$ 44
Impairment	0
Observable price changes	2
Carrying value	$ 46